STOCKHOLDERS' DEFICIT (Details) - CIK 0001846136 Riverview Acquisition Corp	6 Months Ended	11 Months Ended
	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares
Stockholder's Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Stock conversion basis of Class B to Class A ordinary shares at time of initial business combination	1	1
As-converted percentage for Class A ordinary shares after conversion of Class B shares	20.00%	20.00%
Class A Common Stock [Member]
Stockholder's Equity [Abstract]
Temporary Equity, Shares Authorized	85,000,000	85,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
Temporary Equity, Shares Issued	25,000,000	25,000,000
Common stock, subject to possible redemption, shares outstanding (in shares)	25,000,000	25,000,000
Common stock, shares authorized (in shares)	85,000,000	85,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
Number of votes per share | Vote	1	1
Common Stock, Shares, Issued	0	0
Common stock, shares outstanding (in shares)	0	0
Class B Common Stock [Member]
Stockholder's Equity [Abstract]
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
Number of votes per share | Vote	1	1
Common Stock, Shares, Issued	6,250,000	6,250,000
Common stock, shares outstanding (in shares)	6,250,000	6,250,000